Share-based compensation - Schedule of Share-based Compensation Reserve (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized	$ 8,074	$ 13,398
2019 Equity Incentive Plan | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in reserve of share-based payments	4,781	10,515
2019 Equity Incentive Plan | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in reserve of share-based payments	3,196	3,395
Tax and social charge deductions - Incentive Plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Tax expense from share-based payment transactions with employees	0	(512)
ESPP Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in reserve of share-based payments	$ 97	$ 0